Related Parties Balances and Transactions (Details) ¥ in Thousands, $ in Thousands	Jul. 31, 2024 CNY (¥)	Apr. 01, 2023 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Related Party Transaction [Line Items]
Borrowwing			¥ 57,600	$ 7,937	¥ 56,949
Grandsky Phoenix Limited [Member]
Related Party Transaction [Line Items]
Loan term		1 year
Grandsky Phoenix Limited [Member] | Loan Agreement [Member]
Related Party Transaction [Line Items]
Borrowwing | $		$ 3,500
Director Wu [Member]
Related Party Transaction [Line Items]
Interest-free loans | ¥	¥ 1,000